Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Non-highly compensated employees, employee contribution percentage limit	30.00%
Highly compensated employees, employee contribution percentage limit		15.00%
First employer matching percentage	200.00%
First percentage of eligible compensation	2.00%
Second employer matching percentage	100.00%
Second percentage of eligible compensation	3.00%
Percentage of eligible compensation	6.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing amount, percentage of total vested account balance	50.00%
Monthly payroll deductions for repayment, percentage of monthly base compensation	25.00%
Loan term, minimum	1 year
Loan term, maximum	5 years
Primary residence loan term, minimum	6 years
Primary residence loan term, maximum	10 years
Minimum
EBP, Description of Plan [Line Items]
Before-tax contribution amount, percent of base pay	5.00%
Employer matching contributions	85.00%
Interest rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Employer matching contributions	100.00%
Interest rate	11.00%	11.00%